Certain Risks and Concentration (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Account Receivable | Credit Concentration Risk | Evergrande Group
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	0.00%	21.80%